AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED FEBRUARY 18, 2009 TO THE

PROSPECTUS DATED MAY 1, 2008

This Supplement updates the above-referenced Prospectus, as supplemented of the AXA Allocation Portfolios of the AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the AXA Allocation Portfolios.

*        *        *        *        *

Effective February 23, 2009, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust, will add the EQ/Large Cap Value PLUS Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Intermediate Government Bond Index Portfolio and EQ/Core Bond Index Portfolio to the list of Underlying Portfolios in which the AXA Allocation Portfolios may invest. Accordingly, on that date, the following changes to the above-referenced prospectus for the AXA Allocation Portfolios will take effect.

The following Underlying Portfolios are added to the list of the Underlying Portfolios set forth in the Trust’s Prospectus:

Large Cap Equities

EQ/Large Cap Value PLUS Portfolio*

EQ/Large Cap Growth Index Portfolio*

EQ/Large Cap Value Index Portfolio*

Small/Mid Cap Equities

EQ/Mid Cap Index Portfolio*

Investment Grade Bond

EQ/Quality Bond PLUS Portfolio*

EQ/Intermediate Government Bond Index Portfolio

EQ/Core Bond Index Portfolio

The following is additional information regarding the Underlying Portfolios or ETF. If you would like more information about the Underlying Portfolios, the Prospectuses and Statement of Additional Information are available by contacting your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

*	Name changes effective on or about December 1, 2008 for all portfolios listed above except:

EQ/Intermediate Government Bond Index Portfolio, effective on or about January 15, 2009

EQ/Core Bond Index Portfolio, effective on or about January 15, 2009

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LARGE CAP EQUITIES

EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that the Sub-adviser are trading at a discount to their long term earnings power, usually because of a situation the Sub-adviser’s research suggests will be temporary.

•     Convertible Securities Risk

•     Currency Risk

•     Derivatives Risk

•     Equity Risk

•     Fixed Income Risk

•     Foreign Securities Risk

•     Index Fund Risk

•     Investment Grade Securities Risk

•     Interest Rate Risk

•     Large-Cap Company Risk

•     Leveraging Risk

•     Value Investing Risk

EQ/Large Cap Growth Index Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies. The Sub-adviser currently considers large-capitalization companies to be companies with market capitalization within the range of companies in the Russell 1000 Growth Index at the time of initial investment. Normally, the Portfolio invests in about 40-60 companies.	• Convertible Securities Risk • Currency Risk • Derivatives Risk • Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Growth Investing Risk • Index Fund Risk • Large-Cap Company Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities that the Sub-adviser believes offer the potential for capital growth. The Portfolio may invest in U.S. and foreign issuers, and generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

•     Convertible Securities Risk

•     Credit/Default Risk

•     Currency Risk

•     Equity Risk

•     Fixed Income Risk

•     Focused Portfolio Risk

•     Foreign Securities Risk

•     Index Fund Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Junk Bonds or Lower Rated Securities Risk

•     Large-Cap Company Risk

•     Non-Diversification Risk

•     Small-Cap and Mid-Cap Company Risk

•     Value Investing Risk

SMALL/MID CAP EQUITIES

EQ/Mid Cap Index Portfolio	Seeks to achieve long-term growth of capital.	The Sub-adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. For purposes of this Portfolio, the Sub-adviser generally defines medium market capitalization companies as those whose market capitalization is within the capitalization range of the S&P MidCap 400 Index or the Russell Midcap Index. The Sub-adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.	• Derivatives Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Index Fund Risk • Portfolio Turnover Risk • Small-Cap and Mid-Cap Company Risk • Value Investing Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND

EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase, or if unrated, fixed income securities that the Sub-adviser determines to be of comparable quality.

•     Credit/Default Risk

•     Convertible Securities Risk

•     Currency Risk

•     Derivatives Risk

•     Fixed Income Risk

•     Foreign Securities and Emerging Markets Risk

•     Index Fund Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Liquidity Risk

•     Mortgage-Backed and Asset-Backed Securities Risk

•     Multiple Adviser Risk

•     Portfolio Turnover Risk

•     Zero Coupon Risk and Pay-in Kind Securities Risk

EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve high current income consistent with relative stability of principal.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government Securities.

•     Credit/Default Risk

•     Derivatives Risk

•     Fixed Income Risk

•     Index Fund Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Mortgage-Backed and Asset-Backed Securities Risk

•     Portfolio Turnover Risk

•     Zero Coupon Risk

EQ/Core Bond Index Portfolio	Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.	Under normal circumstances, the Portfolio invests, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by Standard & Poor’s, a Division of the McGraw Hill Companies, Inc. or Baa or better by Moody’s Investor Services, Inc. or, if unrated, securities of similar quality as determined by the Sub-adviser. The Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses.

•     Credit/Default Risk

•     Currency Risk

•     Derivatives Risk

•     Fixed Income Risk

•     Foreign Securities Risk

•     Index Fund Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Liquidity Risk

•     Mortgage-Backed and Asset- Backed Securities Risk

•     Portfolio Turnover Risk

In addition, the following risks are added to the section of the Prospectus entitled “More About Investment Strategies & Risks – Risks of Equity Investments.”

Depositary Receipts Risk - American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying ETF Portfolio portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Distressed Companies Risk - Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Exchange Traded Funds Risk - When a portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the portfolio’s direct fees and expenses. Therefore, the cost of investing in the portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio might be forced to withdraw its investment from the ETF at a time that is unfavorable to the portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted.

Financial Services Sector Risk - The value of a portfolio’s shares may be particularly vulnerable to factors affecting the financial services sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a portfolio’s shares could experience significantly greater volatility than portfolios investing in diversified portfolio of securities.

Foreign Securities Risk - A portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Focused Portfolio Risk - Underlying ETFs that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the fund’s net asset value.

Inactive Market Risk - Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

Investment Company Securities Risk - A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Loan Participation Risk - A portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a portfolio could be held liable as a co-lender.

Market Risk - With respect to the EQ/International ETF Portfolio, an Underlying ETFs’ share prices, and thus the share price of the Portfolio, can fall, sometimes rapidly and unpredictably, because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market.

Market Risk - The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Net Asset Value Risk - The market price of an Underlying ETF may be different from its net asset value (i.e., the Underlying ETF may trade at a at a discount or premium to its net asset value). The performance of a portfolio could be adversely impacted.

Opportunity Risk - The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Passive Investment Risk - Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Portfolio Management Risk - The risk that AXA Equitable’s selection of the Underlying ETFs, and its allocation and reallocation of portfolio assets amount the Underlying ETFs, may not product the desired results. The Manager selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

Real Estate Investing Risk - Investing in REITS exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITS), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a portfolio indirectly bears REIT management expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Security Risk - The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Special Situations Risk - A portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings tender or exchange offers or other unusual events expected to affect a particular issuer. The EQ/Davis New York Venture Portfolio also may invest in companies that are involved in litigation, companies whose financial reports or corporate governance may be challenged, companies whose annual report may disclose a weakness in internal controls or companies that are involved in other adverse events that may threaten their future. There is a risk that the “special situation” may not be completed on the terms or within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the portfolio.

Tracking Error Risk - Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause and Underlying ETF’s performance to not match the performance of its index.

Underlying ETF Management Risk - No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

Unseasoned Companies Risk - These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Valuation Risk - The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.